Goodwill and in Process Research and Development (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Goodwill and In Process Research and Development

NOTE 6 GOODWILL AND IN PROCESS RESEARCH AND DEVELOPMENT

The Company recorded Goodwill and IPR&D in the amount of $2,043,747 and $6,860,000, respectively, in connection with the Business Combination (see Note 4 – Business Combination). IPR&D assets are considered to be indefinite-lived until the completion or abandonment of the associated research and development projects.